Deferred tax - Dividend withholding tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Deferred tax
Dividend withholding tax rate	20.00%
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	R 134,442	R 138,275
Maximum withholding tax payable by shareholders if distributed to individuals	R 26,889	R 27,655